Shareholders' Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
PRC statutory reserve funds	$ 64,514	¥ 417,911	¥ 375,193
Unreserved retained earnings	11,460,904	74,241,444	47,326,133
Total retained earnings	$ 11,525,418	¥ 74,659,355	¥ 47,701,326